Thrivent ESG Index Portfolio Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Thrivent ESG Index Portfolio | Class A
Prospectus [Line Items]
Annual Return [Percent]	17.78%	22.33%	28.19%	(21.83%)	30.78%